Inventory	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020
Inventory Disclosure [Abstract]
INVENTORY	NOTE 4 - INVENTORY At December 31, 2020 and September 30, 2020, inventory consists of finished goods and was valued at $39,003 and $44,599, respectively.	NOTE 4 - INVENTORY At September 30, 2020 and 2019, inventory consists of finished goods and was valued at $44,599 and $118,558, respectively.